Income Taxes - Components of pretax loss from operations (Details) - Adagio Medical Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
U.S.	$ (36,517)	$ (20,744)
Foreign	(73)	(2,929)
Pretax loss from operations	$ (36,590)	$ (23,673)